Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements at December 31, 2025 and 2024 to the Form 5500:

	December 31,	December 31,
	2025	2024
Net assets available for benefits per the financial statements	$209,940,097	$172,131,833
Less: Employee contributions receivable	853,630	683,490
Net assets available for benefits per the Form 5500	$209,086,467	$171,448,343

The following is a reconciliation of the net increase in net assets available for benefits per the financial statements to the Form 5500:

Year Ended
December 31, 2025
Net increase in net assets available for benefits per the financial statements	$37,808,264
Change in employee contributions receivable	(170,140)
Net income per the Form 5500	$37,638,124